Annual Fund Operating Expenses	May 01, 2026
Van Eck VIP Emerging Markets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Van Eck VIP Emerging Markets Fund | VanEck VIP Emerging Markets Fund Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	1.30%
Van Eck VIP Emerging Markets Fund | Van Eck VIP Emerging Markets Fund S Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	2.34%
Expenses (as a percentage of Assets)	3.59%
Fee Waiver or Reimbursement	(2.04%)	[1]
Net Expenses (as a percentage of Assets)	1.55%
Initial Class Prospectus | VanEck VIP Emerging Markets Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Initial Class Prospectus | VanEck VIP Emerging Markets Bond Fund | VanEck VIP Emerging Markets Bond Fund Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.90%
Expenses (as a percentage of Assets)	1.90%
Fee Waiver or Reimbursement	(0.80%)	[2]
Net Expenses (as a percentage of Assets)	1.10%
Initial Class Prospectus | VanEck VIP Global Gold Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Initial Class Prospectus | VanEck VIP Global Gold Fund | VanEck VIP Global Gold Fund Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.47%	[3]
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	(0.02%)	[4]
Net Expenses (as a percentage of Assets)	1.20%
Initial Class Prospectus | VanEck VIP Global Resources Fund | VanEck VIP Global Resources Fund Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.08%
Initial Class Prospectus | VanEck VIP Global Resources Fund | VanEck VIP Global Resources Fund S Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.32%
Class S Prospectus | VanEck VIP Emerging Markets Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Class S Prospectus | VanEck VIP Emerging Markets Bond Fund | VanEck VIP Emerging Markets Bond Fund S Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.90%	[5]
Expenses (as a percentage of Assets)	2.15%
Fee Waiver or Reimbursement	(0.80%)	[6]
Net Expenses (as a percentage of Assets)	1.35%
Class S Prospectus | VanEck VIP Global Gold Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Class S Prospectus | VanEck VIP Global Gold Fund | VanEck VIP Global Gold Fund Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.02%)	[7]
Net Expenses (as a percentage of Assets)	1.45%

[1]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.30% for Initial Class shares and 1.55% for Class S shares of the Fund’s average daily net assets per year until May 1, 2027. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
[2]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.10% for Initial Class shares of the Fund’s average daily net assets per year until May 1, 2027. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
[3]	The Fund's Initial Class shares have not commenced operations. These expenses are based on estimated amounts for the fiscal year.
[4]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.20% for Initial Class shares of the Fund’s average daily net assets per year until May 1, 2027. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
[5]	The Fund's Class S shares have not commenced operations. These expenses are based on estimated amounts for the fiscal year.
[6]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.35% for Class S shares of the Fund’s average daily net assets per year until May 1, 2027. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
[7]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% for Class S shares of the Fund’s average daily net assets per year until May 1, 2027. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.